Unaudited Interim Consolidated Financial Statements	9 Months Ended
Sep. 30, 2018
Unaudited Interim Consolidated Financial Statements [Abstract]
UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
NOTE 3:-	UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

The accompanying Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information, and as discussed in Note 1d, include the accounts of Wize Israel since its inception, and the accounts of the Company since the Closing Date. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements.

In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine-month period ended September 30, 2018 are not necessarily indicative of the results that may be expected for the year ending December 31, 2018 or for any other interim period.

The accompanying Financial Statements and related notes should be read in conjunction with the consolidated financial statements and related notes for the fiscal year ended December 31, 2017, included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017 as filed with the SEC on March 29, 2018 and amended on June 5, 2018. The accompanying consolidated balance sheet as of December 31, 2017, and the accompanying consolidated statements of changes in stockholders’ deficit for the year then ended has been derived from those audited financial statements.